Acquisition of a subsidiary - Goodwill (Details)	Jun. 30, 2021 CNY (¥)	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 SGD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred	¥ 10,257,000	¥ 10,257,000
Percentage of shares and voting interests acquired	70.00%
Goodwill (Note 17)	¥ 19,640,000
MINISO SG Pte. Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred | $			$ 2,100,000
Percentage of shares and voting interests acquired		70.00%	70.00%